STOCK-BASED COMPENSATION PLANS (Summary of Performance Stock Award Activity) (Details) (Performance Units [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Performance Units [Member]
Number of Shares
Outstanding, beginning balance	1,335
Granted	347
Distributed	(35)
Forfeited	(426)
Outstanding, ending balance	1,221	1,335
Vested and deferred	168
Weighted-Average Grant Date Fair Value
Outstanding, beginning balance	$ 66
Granted	$ 84.45	$ 72.11	$ 68.17
Distributed	$ 54
Forfeited	$ 67
Outstanding, ending balance	$ 73	$ 66
Vested and deferred	$ 56